Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

July 28, 2021

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Federal Tax-Free Income Fund
File Nos.: 002-75925 and 811-03395

Dear Sir or Madam:

In connection with the registration by Franklin Federal Tax-Free Income Fund (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”).
This Registration Statement is being filed to register Class A, Class A1, Class C, Class R6 and Advisor Class shares of the Registrant, that will be issued to shareholders of the Franklin Florida Tax-Free Income Fund (the “Florida Tax-Free Income Fund”) and Franklin Kentucky Tax-Free Income Fund (the “Kentucky Tax-Free Income Fund”), each a series of Franklin Tax-Free Trust, and the Franklin Tennessee Municipal Bond Fund (the “Tennessee Municipal Bond Fund”), a series of Franklin Municipal Securities Trust in connection with a transfer of substantially all of the assets of the Florida Tax-Free Income Fund, Kentucky Tax-Free Income Fund and Tennessee Municipal Bond Fund to the Federal Tax-Free Income Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Kentucky Tax-Free Income Fund, Florida Tax-Free Income Fund and Tennessee Municipal Bond Fund at a joint meeting of shareholders.
Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on August 27, 2021. Upon effectiveness, the Registrant intends to make a Rule 485(b) amendment to the Registration Statement in order to incorporate by reference to the definitive versions of the prospectus and statement of additional information dated September 1, 2021 of the Registrant and to make other non-material changes.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.
If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact JJ Dikmak, Jr. at (215) 564-8025.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.
Philadelphia, PA ● Harrisburg, PA ● Malvern, PA ● Cherry Hill, NJ ● Wilmington, DE ● Washington, DC ● New York, NY ● Chicago, IL
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